Time charter revenues and related contract balances - Allocation of consolidated receivables between lease and service (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Time charter revenues and related contract balances
Trade receivable for lease	$ 5,174	$ 5,174	$ 2,608
Trade receivable for time charter services	3,196	3,196	1,506
Allowance for expected credit losses	(60)	(60)	(60)
Total trade receivable and amounts due from affiliates	8,310	8,310	4,054
Impairment losses for trade receivables	$ 0	$ 0	$ 0